Shareholders' Equity (Narrative) (Details) (USD $)	12 Months Ended				1 Months Ended	3 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Jul. 31, 2013	Mar. 31, 2015	Dec. 28, 2012	Dec. 28, 2012	Nov. 29, 2012	May 07, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum amount that can be purchased under the program										$ 30,000,000
New shares issued, shares				1,000,000
New shares issued, value		172,595,000	23,914,000
Dividends paid per share	$ 1.00	$ 0.88	$ 0.84
Dividends paid amount	42,800,000	31,500,000	22,500,000
Shares outstanding	41,432,998	41,306,338
Shares repurchased, shares	0	0
American Depository Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
New shares issued, shares					13,142,856
New shares issued, value					172,600,000
Share offering price					$ 14.00
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends paid per share						$ 0.25
Dividends paid amount						10,400,000
Dividend payment date						Feb. 20, 2015
Dividend record date						Jan. 30, 2015
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
New shares issued, shares	126,660
Summit and Onex [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
New shares issued, shares							2,191,060	2,191,060
New shares issued, value								$ 25,000,000
Share offering price							$ 11.41	$ 11.41
Discount to the volume weighted average price of the Company's common shares								5.00%	5.00%
Period of volume weighted average price								5 days	5 days